TIMBERLAND ACQUISITIONS - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) a transaction	Dec. 31, 2023 USD ($) a transaction
Business Acquisition [Line Items]
Number of acres acquired of timberland (in acres) | a	7,141	3,880
2022 Acquisitions
Business Acquisition [Line Items]
Additional costs | $		$ 0.9
Florida and Georgia
Business Acquisition [Line Items]
Number of acres acquired of timberland (in acres) | a	7,000
Number of acquisitions | transaction	3
Aggregate value | $	$ 22.8
Florida, Georgia, Texas and Washington
Business Acquisition [Line Items]
Number of acres acquired of timberland (in acres) | a		4,000
Number of acquisitions | transaction		6
Aggregate value | $		$ 13.2